Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Costs - Footnotes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Employee		Dec. 31, 2013		Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected number of positions eliminated	1,700
Provision	$ 170	[1]	$ 1,038	[1]	$ 1,428	[1]
Sales Force Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Provision	(149)
Research and Development Expense [Member]
Restructuring Cost and Reserve [Line Items]
Provision	37		13		6
Manufacturing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Provision	97		356		281
Corporate, Non-Segment [Member]
Restructuring Cost and Reserve [Line Items]
Provision	65		173		513
Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Provision			496		640
Global Innovative Pharmaceutical [Member]
Restructuring Cost and Reserve [Line Items]
Provision	35
Global Vaccines, Oncology and Consumer Healthcare [Member]
Restructuring Cost and Reserve [Line Items]
Provision	28
Global Established Pharmaceutical [Member]
Restructuring Cost and Reserve [Line Items]
Provision	$ 57

[1]	In 2014, Employee terminations represent the expected reduction of the workforce by approximately 1,700 employees, mainly in manufacturing and sales.The restructuring charges in 2014 are associated with the following:•Global Innovative Pharmaceutical segment (GIP) ($35 million); the Global Vaccines, Oncology and Consumer Healthcare segment (VOC) ($28 million); the Global Established Pharmaceutical segment (GEP) ($57 million); Worldwide Research and Development and Medical ($37 million); manufacturing operations ($97 million); and Corporate ($65 million), as well as $149 million of income related to the partial reversal of prior-period restructuring charges, that we are unable to directly associate with the new individual segments, and primarily reflecting a change in estimate with respect to our sales force restructuring plans.The restructuring charges in 2013 are associated with the following:•Total operating segments ($496 million); Worldwide Research and Development and Medical ($13 million); manufacturing operations ($356 million); and Corporate ($173 million).At the beginning of fiscal 2014, we revised our operating segments and are unable to directly associate these prior-period restructuring charges with the new individual segments.The restructuring charges in 2012 are associated with the following:•Total operating segments ($640 million); Worldwide Research and Development and Medical ($6 million income); manufacturing operations ($281 million); and Corporate ($513 million).At the beginning of fiscal 2014, we revised our operating segments and are unable to directly associate these prior-period restructuring charges with the new individual segments.